LAND USE RIGHTS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights Disclosure [Line Items]
Amortization expenses for land use right	¥ 1,195	¥ 806	¥ 805
Future Amortization [Member]
Land Use Rights Disclosure [Line Items]
Expected amortization expense of land use rights in next twelve months	1,894
Expected amortization expense of land use rights year two	1,894
Expected amortization expense of land use rights year three	1,894
Expected amortization expense of land use rights year four	1,894
Expected amortization expense of land use rights year five	1,894
Expected amortization expense of land use rights thereafter	¥ 1,894